Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited interim condensed consolidated financial statements in the current period or expected to have an impact on future periods.